Altrius Global Dividend ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.3%
426	BAE Systems PLC ADR (a)	$15,907
36	General Dynamics Corp.	8,993
21	Lockheed Martin Corp.	10,220
		35,120
Apparel, Accessories & Luxury Goods - 1.8%
1,074	Hanesbrands, Inc.	7,325
249	VF Corp.	7,034
		14,359
Asset Management & Custody Banks - 1.0%
351	Franklin Resources, Inc.	8,231

Automobile Manufacturers - 3.8%
1,191	Stellantis N.V. (a)	16,102
108	Toyota Motor Corp. ADR (a)(b)	14,991
		31,093
Biotechnology - 2.3%
57	AbbVie, Inc.	8,345
126	Gilead Sciences, Inc.	9,886
		18,231
Broadcasting - 0.9%
408	Paramount Global - Class B	7,475

Commodity Chemicals - 2.9%
180	Dow, Inc.	8,413
198	LyondellBasell Industries N.V. - Class A (a)	15,137
		23,550
Communications Equipment - 1.1%
195	Cisco Systems, Inc.	8,859

Construction Machinery & Heavy Trucks - 1.3%
48	Caterpillar, Inc.	10,390

Diversified Banks - 10.5%
3,318	Banco Bilbao Vizcaya Argentaria S.A. ADR (a)	17,088
261	Bank of America Corp.	9,406
699	BNP Paribas S.A. ADR (a)	16,524
186	Citigroup, Inc.	8,530
75	JPMorgan Chase & Co.	9,441
165	Royal Bank of Canada (a)	15,258
195	U.S. Bancorp	8,278
		84,525
Drug Retail - 1.1%
243	Walgreens Boots Alliance, Inc.	8,869

Electrical Components & Equipment - 3.2%
111	Eaton Corp. PLC (a)	16,658
108	Emerson Electric Co.	9,353
		26,011
Health Care Distributors - 1.1%
117	Cardinal Health, Inc.	8,880

Health Care Services - 1.2%
30	Cigna Corp.	9,692

Home Furnishings - 1.0%
234	Leggett & Platt, Inc.	7,897

Household Products - 1.0%
60	Procter & Gamble Co.	8,080

Industrial Conglomerates - 3.2%
72	3M Co.	9,057
306	Siemens AG ADR (a)	16,747
		25,804
Integrated Oil & Gas - 6.9%
525	BP PLC ADR (a)	17,472
57	Chevron Corp.	10,311
90	Exxon Mobil Corp.	9,973
324	TotalEnergies SE ADR (a)	17,745
		55,501
Integrated Telecommunication Services - 2.1%
513	AT&T, Inc.	9,352
207	Verizon Communications, Inc.	7,736
		17,088
IT Consulting & Other Services - 1.1%
66	International Business Machines Corp.	9,127

Life & Health Insurance - 3.7%
936	Manulife Financial Corp. (a)	15,491
759	Prudential PLC ADR (a)	14,269
		29,760
Multi-line Insurance - 3.2%
165	American International Group, Inc.	9,405
669	AXA S.A. ADR (a)	16,511
		25,916
Oil & Gas Refining & Marketing - 1.3%
99	Phillips 66	10,325

Packaged Foods & Meats - 4.9%
444	B&G Foods, Inc.	7,273
240	Kraft Heinz Co.	9,233
138	Nestle S.A. ADR (a)	15,002
117	Tyson Foods, Inc. - Class A	7,997
		39,505
Paper Packaging - 4.0%
1,377	Amcor PLC (a)	15,946
249	International Paper Co.	8,369
69	Packaging Corp. of America	8,294
		32,609
Personal Products - 1.9%
339	Unilever PLC ADR (a)	15,428

Pharmaceuticals - 16.4%
273	AstraZeneca PLC ADR (a)	16,055
1,272	Bayer AG ADR (a)	16,714
111	Bristol-Myers Squibb Co.	8,599
510	GSK PLC ADR (a)	16,917
48	Johnson & Johnson	8,351
93	Merck & Co., Inc.	9,412
195	Novartis AG ADR (a)	15,820
183	Pfizer, Inc.	8,519
360	Roche Holding AG ADR (a)	14,882
393	Sanofi ADR (a)	16,989
		132,258
Regional Banks - 1.1%
54	PNC Financial Services Group, Inc.	8,739

Semiconductors - 2.1%
18	Broadcom, Inc.	8,462
300	Intel Corp.	8,529
		16,991
Soft Drinks - 1.1%
48	PepsiCo, Inc.	8,716

Specialty Chemicals - 1.0%
111	Eastman Chemical Co.	8,526

Steel - 2.0%
375	POSCO Holdings, Inc. ADR (a)	16,267

Tobacco - 4.2%
195	Altria Group, Inc.	9,023
408	British American Tobacco PLC ADR (a)	16,165
93	Philip Morris International, Inc.	8,542
		33,730
Trucking - 1.0%
105	Ryder System, Inc.	8,454

	TOTAL COMMON STOCKS (Cost $744,051)	806,006

MONEY MARKET FUNDS - 0.2%
1,763	First American Government Obligations Fund - Class X, 2.92% (c)	1,763
	TOTAL MONEY MARKET FUNDS (Cost $1,763)	1,763

	TOTAL INVESTMENTS (Cost $745,814) - 99.9%	807,769
	Other Assets in Excess of Liabilities - 0.1%	730
	TOTAL NET ASSETS - 100.0%	$808,499

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Altrius Global Dividend ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2022:

DESCRIPTION	Level 1	Level 2	Level 3	TOTAL
Altrius Global Dividend ETF
Assets*
Common Stocks	$806,006	$-	$-	$806,006
Money Market Funds	1,763	-	-	1,763
Total Investments in Securities	$807,769	$-	$-	$807,769

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended October 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.